Segment Information (Details)	6 Months Ended
Jun. 30, 2025 segment
Segment Reporting [Abstract]
Description of Segment	The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its chief executive officer. The CODM reviews financial information presented on a consolidated basis. The CODM uses consolidated net income to assess financial performance and allocate resources.
Number of operating segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker